Income Taxes (Details) $ in Thousands, ¥ in Millions	1 Months Ended	12 Months Ended
	Mar. 21, 2018	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021	Mar. 31, 2023 USD ($)
Income Taxes (Details) [Line Items]
Income tax, description	the Hong Kong Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 28, 2018 and was gazetted on the following day. Under the two-tiered profits tax rates regime, the first HK$2 million (equivalent to $257) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HK$2 million will be taxed at 16.5%. The profits of group entities not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%. The Group has selected Kayser Limited (“Kayser”) as the qualified entity under two-tiered profit tax rates regime and the remaining Hong Kong based subsidiaries are not qualifying under the regime and continue to be taxed at 16.5%.
Maturity date		January 1, 2022 and until December 31, 2024
Preferential income tax rate		(18.80%)	6.30%	5.70%
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount (in Yuan Renminbi) | ¥		¥ 1
IncomeTaxReconciliationForeignIncomeTaxRateAssessableProfit (in Yuan Renminbi) | ¥		¥ 1
Assessable profit percentage		5.00%
Tax losses (in Dollars) | $			$ 2,837		$ 3,604
Other tax losses (in Dollars) | $			$ 2,562		$ 3,604
Hong Kong [Member]
Income Taxes (Details) [Line Items]
Profit tax percentage		16.50%	16.50%	16.50%
China [Member]
Income Taxes (Details) [Line Items]
Profit tax percentage		25.00%
Income tax, description			However, Kayser Myanmar enjoyed a tax exemption for the period from the date of incorporation through the end of December 31, 2017 and was subject to an income tax rate of 25% from January 1, 2018 to September 30, 2021. Starting from October 1, 2021 onwards, income tax rate was reduced to 22%.
Nissin PRC [Member]
Income Taxes (Details) [Line Items]
Preferential income tax rate		2.50%